Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ADS
Document Information [Line Items]
Trading Symbol	RENN
Title of 12(b) Security	American depositary shares, each representing 45 Class A ordinary shares
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	769,444,113
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	305,388,450